Schedule of accounts receivables (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Account receivables	$ 889,023	$ 1,204,803	$ 4,757,754
Less: allowance for doubtful accounts	(403,551)	(546,892)	(546,892)
Accounts receivable, net	$ 485,472	$ 657,911	$ 4,210,862